Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Reserves established against realization of certain assets	$ 2,156	$ 1,504
Accruals not currently deductible for tax purposes	4,897	7,223
Other state deferred tax asset, net	412	990
Foreign Local Office	11	223
Gross current deferred tax assets	7,476	9,940
Net current deferred tax assets	7,476	9,940
Non-current deferred tax assets:
Federal net operating loss carryforwards	17,235	0
State net operating loss carryforwards	1,130	864
Other state deferred tax asset, net	1,246	1,909
Foreign Tax Credits	37,344	27,462
FIN 48	4,870	8,317
Foreign tax	28,645	18,499
Asset Impairment	38,931	48,743
Accruals not currently deductible for tax purposes	0	1,017
Deferred compensation	3,210	2,436
Other	0	0
Gross long-term deferred tax assets	132,611	109,247
Valuation Allowance	(9,922)	(6,827)
Non-current deferred tax assets, net of valuation allowance	122,689	102,420
Net deferred tax assets	130,165	112,360
Non-current deferred tax liabilities:
Property, Plant and equipment	(43,637)	(32,505)
Foreign tax local	(4,985)	(1,440)
Other state deferred tax liability, net	(3,491)	(4,819)
Other	(2)	(3)
Gross non-current deferred tax liabilities	(52,115)	(38,767)
Net deferred tax asset	$ 78,050	$ 73,593